Prepayment for Construction of Properties	12 Months Ended
Dec. 31, 2019
Prepayment Disclosure [Abstract]
PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

NOTE 11 – PREPAYMENT FOR CONSTRUCTION OF PROPERTIES

During the year ended December 31, 2018, the Company made prepayments of $3,661,800 (RMB 25.5 million) to a subcontractor for the intended construction of manufacturing facilities for its newly established subsidiary REIT Yancheng. The construction project is subject to further feasibility assessment (including total capital investment budget and estimated future economic benefit) before it gets started. Since the estimated construction time for this project is more than one year, the Company presented this prepayment as non-current assets as of December 31, 2018 and 2019. As of the date of this report, the intended construction project has not yet started.

Based on current market conditions and the Company’s financial performance, the Company intends to terminate the contract with the subcontractor and request the full refund of the prepayment. The Company expects to receive a full refund from this subcontractor by December 2020, as a result, the balance has been reclassified as current assets as of December 31, 2019.